Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability Using Weighted Average Black-Scholes-Merton Pricing Model

The derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	September 30, 2018	Upon Issuance	December 31, 2017
Stock Price	$0.40	$0.10	$0.10
Exercise Price	$0.13	$0.08	$0.06
Expected Life	4.23	2.33	1.26
Volatility	221%	193%	189%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.89%	1.18%	1.72%

Fair Value	$673,376	$301,739	$1,250,581

Upon issuance and at December 31, 2017, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	Upon Issuance	December 31, 2017
Stock Price	$0.09	$0.10
Exercise Price	$0.06	$0.06
Expected Life	1.37	1.26
Volatility	183%	189%
Dividend Yield	0%	0%
Risk Free Interest Rate	1.56%	1.72%
Fair Value	$1,256,481	$1,250,581